INVESTMENTS	12 Months Ended
Dec. 31, 2016
Schedule of Investments [Abstract]
Investment Holdings [Text Block]
NOTE 4. INVESTMENTS

Investment in Rich Uncles REIT I

As of December 31, 2016, the Company had invested $3,643,518 for 364,352 shares in Rich Uncles Real Estate Investment Trust I (“Rich Uncles REIT I”), an affiliate of the Sponsor. As of December 31, 2016, the Company’s investment which represented approximately 4.45% ownership interest in Rich Uncles REIT I. The Company has the ability to exercise significant influence over the operations, financial policies and decision making of Rich Uncles REIT I, as the Sponsor and the board members are the same for both Rich Uncles REIT I and the Company. In addition, as there is no public market to sell shares for Rich Uncles REIT I, this investment is considered to not have a readily determinable fair value. Accordingly, the Company has accounted for its investment in Rich Uncles REIT I under the equity method of accounting. As of December 31, 2016, the Company did not identify any indicators of impairment related to its investment in Rich Uncles REIT I.

As of December 31, 2016, the book value of the Company’s investment in Rich Uncles REIT I was $3,523,809.  During the year ended December 31, 2016, the Company recognized $79,271 of equity in losses with respect to this investment.